Fair Value of Financial Instruments (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value	$ 261,189	$ 324,634
Liabilities measured at fair value	10,376	15,484
Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans with fair value option in non-accrual	0
Loans with fair value option, 90 days past due and still accruing	0
Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value	0	0
Liabilities measured at fair value	$ 0	$ 0